Note 14 - Estimated Fair Value of the Financial Instruments not carried at Fair Value (Detail) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023
Carrying value [Member] | Carrying Value of The Financial Instruments held at Fair Value [Domain Member]
Financial assets:
Cash and central bank balances	[1]	€ 147,494	€ 178,416
Interbank balances (w/o central banks)	[1]	6,160	6,140
Central bank funds sold and securities purchased under resale agreements	[1]	40,803	14,725
Securities borrowed	[1]	44	39
Loans	[1]	483,897	479,353
Other financial assets	[1]	92,572	106,617
Financial liabilities:
Deposits	[1]	667,700	625,486
Central bank funds purchased and securities sold under repurchase agreements	[1]	3,740	3,038
Securities loaned	[1]	2	3
Other short-term borrowings	[1]	9,895	9,620
Other financial liabilities	[1]	79,371	99,272
Long-term debt	[1]	114,899	119,390
Trust preferred securities	[1]	287	289
Fair value [Member] | Carrying Value of The Financial Instruments held at Fair Value [Domain Member]
Financial assets:
Cash and central bank balances	[1]	147,494	178,416
Interbank balances (w/o central banks)	[1]	6,160	6,140
Central bank funds sold and securities purchased under resale agreements	[1]	40,923	14,778
Securities borrowed	[1]	44	39
Loans	[1]	470,058	454,972
Other financial assets	[1]	91,214	105,132
Financial liabilities:
Deposits	[1]	667,609	624,731
Central bank funds purchased and securities sold under repurchase agreements	[1]	3,727	3,031
Securities loaned	[1]	2	3
Other short-term borrowings	[1]	9,903	9,628
Other financial liabilities	[1]	79,371	99,272
Long-term debt	[1]	114,496	117,510
Trust preferred securities	[1]	273	264
Fair value [Member] | Quoted prices in active market (Level 1) [Member]
Financial assets:
Cash and central bank balances	[1]	147,494	178,416
Interbank balances (w/o central banks)	[1]	0	0
Central bank funds sold and securities purchased under resale agreements	[1]	0	0
Securities borrowed	[1]	0	0
Loans	[1]	0	0
Other financial assets	[1]	12,063	13,304
Financial liabilities:
Deposits	[1]	2	2
Central bank funds purchased and securities sold under repurchase agreements	[1]	0	0
Securities loaned	[1]	0	0
Other short-term borrowings	[1]	0	0
Other financial liabilities	[1]	2,237	1,961
Long-term debt	[1]	0	0
Trust preferred securities	[1]	0	0
Fair value [Member] | Valuation technique observable parameters (Level 2) [Member]
Financial assets:
Cash and central bank balances	[1]	0	0
Interbank balances (w/o central banks)	[1]	6,160	6,140
Central bank funds sold and securities purchased under resale agreements	[1]	40,923	14,034
Securities borrowed	[1]	44	39
Loans	[1]	13,338	11,519
Other financial assets	[1]	78,482	90,973
Financial liabilities:
Deposits	[1]	667,607	624,729
Central bank funds purchased and securities sold under repurchase agreements	[1]	3,727	3,031
Securities loaned	[1]	2	3
Other short-term borrowings	[1]	9,903	9,628
Other financial liabilities	[1]	77,134	97,311
Long-term debt	[1]	112,033	113,723
Trust preferred securities	[1]	273	264
Fair value [Member] | Valuation technique unobservable parameters (Level 3) [Member]
Financial assets:
Cash and central bank balances	[1]	0	0
Interbank balances (w/o central banks)	[1]	0	0
Central bank funds sold and securities purchased under resale agreements	[1]	0	744
Securities borrowed	[1]	0	0
Loans	[1]	456,720	443,453
Other financial assets	[1]	669	855
Financial liabilities:
Deposits	[1]	0	0
Central bank funds purchased and securities sold under repurchase agreements	[1]	0	0
Securities loaned	[1]	0	0
Other short-term borrowings	[1]	0	0
Other financial liabilities	[1]	0	0
Long-term debt	[1]	2,463	3,787
Trust preferred securities	[1]	€ 0	€ 0

[1]	Amounts generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 “Material Accounting Policies and Critical Accounting Estimates”